SHARE CAPITAL	12 Months Ended
Feb. 28, 2023
Share Capital
SHARE CAPITAL

12.	SHARE CAPITAL

Authorized

Unlimited number of common shares, without par value.

Issued

During the year ended February 28, 2023:

In June 2022, the Company issued 2,250,000 common shares of the Company at a fair value of $4,635,000 in relation to the acquisition of additional concessions in Falchani Property. (Note 7)

In January 2023, the Company issued 950,000 common shares of the Company at a fair value of $4,503,000 in relation to the royalty buyback on the TLC Project. (Note 7)

In January 2023, the Company issued 200,000 common shares of the Company at a fair value of $946,000 to acquire of Maran Ventures Ltd. (Note 7)

The Company issued 2,966,282 common shares in connection with the exercise of 3,370,982 warrants with a weighted average exercise price of $3.15 for total proceeds of $9,343,053. As a result, the Company transferred $4,174,948 representing the carrying value of the exercised warrants from reserves to share capital. The Company also issued 3,442,589 common shares in connection with the exercise of 3,442,589 stock options with a weighted average exercise price of $1.32 for total proceeds of $4,583,392. As a result, the Company transferred $3,132,758 representing the carrying value of the exercised options from reserves to share capital.

During the year ended February 28, 2022:

In April 2021, the Company closed a non-brokered private placement financing of 7,518,750 units at a price of $2.00 per unit for gross proceeds of $15,037,500. Each unit consisted of one common share of the Company and one-half share purchase warrant. Each warrant entitles the holder to purchase an additional common share of the Company at a price of $3.00 and expires in April 2024. The Company incurred aggregate share issuance costs totaling $651,551 and issued 295,125 non-transferable warrants to certain finders with a fair value of $378,704 in relation to the financing.

In May 2021, the Company completed the acquisition of Plateau by issuing 36,891,918 units of the Company. Each unit consists of one common share of the Company and one-half share purchase warrant. Each warrant entitles the holder to purchase an additional common share of the Company at a price of $3.00 and expires in May 2024. The 36,891,918 common shares issued had a fair value of $78,948,705. In addition, the Company paid finder’s fee of $200,000 in cash and issued 867,882 finder’s common shares with a fair value of $1,865,947.

In May 2021, the Company issued 4,000,000 common shares of the Company at a fair value of $7,200,000 to acquire 1301420 BC and 1301420 Nevada (Note 7).

In July 2021, the Company issued an additional 133,265 common shares of the Company at a fair value of $273,366 in relation to the acquisition of Plateau.

In September 2021, the Company issued 2,500,000 common shares of the Company at a fair value of $6,300,000 to acquire Big Smoky (Note 7).

In November 2021, the Company closed a brokered private placement financing of 13,208,000 units at a price of $2.65 per unit for gross proceeds of $35,001,200. Each unit consists of one common share of the Company and one-half share purchase warrant. Each warrant entitles the holder to purchase an additional common share of the Company at a price of $4.00 for a period of two years and expire in November 2023. The Company incurred aggregate share issuance costs totaling $2,212,143 in relation to the financing.

The Company issued 10,234,460 common shares in connection with the exercise of 10,234,460 warrants with a weighted average exercise price of $1.06 for total proceeds of $10,876,808. As a result, the Company transferred $2,522,956 representing the carrying value of the exercised warrants from reserves to share capital. The Company also issued 3,405,098 common shares in connection with the exercise of 3,405,098 stock options with a weighted average exercise price of $1.12 for total proceeds of $3,811,726. As a result, the Company transferred $2,758,727 representing the carrying value of the exercised options from reserves to share capital.

Warrants

During the year ended February 28, 2023, the Company issued 82,650 warrants in relation to the exercises of Plateau’s warrants.

During the year ended February 28, 2022, the Company issued the following warrants:

•	In connection with the April 2021 private placement, 3,759,375 warrants and 295,125 finders’ warrants with an exercise price of $3.00.
•	In connection with the acquisition of Plateau, 18,512,592 listed warrants with an exercise price of $3.00. The warrants were valued at $24,608,788 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 0.49%, forfeiture rate of 0%, no annual dividends, expected volatility of 114% and a market price of shares at grant date $2.14.
•	In addition, the Company assumed 11,290,820 Plateau’s warrants and each Plateau warrant can be exercised at a fixed ratio of 0.29 for the Company’s common share and a half warrant. The warrants were valued at $3,869,201 using the Black-Scholes option pricing model based on the following weighted average assumptions: risk-free interest rate of 0.36%, forfeiture rate of 0%, no annual dividends, expected volatility of 101% and a market price of shares at grant date $2.14.
•	In connection with the November 2021 private placement, 6,604,000 warrants with an exercise price of $4.00.

Details of common share purchase warrants outstanding as at February 28, 2023 are as follows:

Number of warrants	Exercise price	Remaining life	Expiry date
	$	(years)
5,791,893	4.00	0.68	November 3, 2023
2,961,250	3.00	1.17	April 29, 2024
16,498,392	3.00	1.20	May 11, 2024
25,251,535

In connection with the acquisition of Plateau, details of Plateau’s warrants outstanding at February 28, 2023 are as follows:

Number of warrants*	Exercise price	Number of shares issuable	Remaining life	Expiry date
	$		(years)
1,375,287	0.40	398,833	1.16	April 27, 2024
875,534	0.40	253,905	1.21	May 12, 2024
17,322	0.40	5,023	1.21	May 13, 2024
2,268,143		657,761

*Each Plateau warrant can be exercised at a fixed ratio of 0.29 for the Company’s common shares and at a fixed ratio of 0.145 for the Company’s warrants exercisable until May 11, 2024 at $3.00.

A summary of changes of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
		$
Balance, February 28, 2021	6,327,400	0.29
Issued	30,073,039	3.22
Exercised	(8,430,572)	0.98
Balance, February 28, 2022	27,969,867	3.21
Issued	82,650	3.00
Exercised	(2,800,982)	3.25
Balance, February 28, 2023	25,251,535	3.23

A summary of changes of Plateau warrants outstanding is as follows:

	Warrants*	Weighted average exercise price
		$
Balance, February 28, 2021	-	-
Assumed	11,290,820	0.50
Exercised	(6,220,315)	0.42
Expired	(2,232,362)	0.87
Balance, February 28, 2022	2,838,143	0.40
Exercised	(570,000)	0.40
Balance, February 28, 2023	2,268,143	0.40

*Each Plateau warrant can be exercised at a fixed ratio of 0.29 for the Company’s common shares and at a fixed ratio of 0.145 for the Company’s warrants exercisable until May 11, 2024 at $3.00.

Stock options

The Company has established a stock option plan for directors, employees, and consultants. Under the Company's stock option plan, the exercise price of each option is determined by the Board, subject to the Discounted Market Price policies of the TSX Venture Exchange. The aggregate number of shares issuable pursuant to options granted under the plan is limited to 10% of the Company's issued shares at the time the options are granted. The aggregate number of options granted to any one optionee in a 12-month period is limited to 10% of the issued shares of the Company.

During the year ended February 28, 2023, the Company granted the following stock options:

•	In June 2022, the Company granted 100,000 stock options to a consultant at an exercise price of $2.74. These options were granted for a period of five years, vested as follow: 1/4 three months from the date of grant, 1/4 six months from the date of grant, 1/4 nine months from the date of grant, and 1/4 on the first anniversary. The options were valued at $144,340 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 3.17%, forfeiture rate of 0%, no annual dividends, expected volatility of 110% and a grant date market share price at $1.90.
•	In July 2022, the Company granted 250,000 stock options to a director and a member of senior management at an exercise price of $1.91. These options were granted for a period of five years, vested as follow: 1/4 three months from the date of grant, 1/4 six months from the date of grant, 1/4 nine months from the date of grant, and 1/4 on the first anniversary. The options were valued at $144,340 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 3.17%, forfeiture rate of 0%, no annual dividends, expected volatility of 110% and a market price of shares at grant date $1.90.
•	In October 2022, the Company granted 150,000 stock options to a director at an exercise price of $2.14. These options were granted for a period of five years, vested as follow: 1/4 three months from the date of grant, 1/4 six months from the date of grant, 1/4 nine months from the date of grant, and 1/4 on the first anniversary. The options were valued at $262,860 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 3.41%, forfeiture rate of 0%, no annual dividends, expected volatility of 104% and a market price of shares at grant date $2.24.
•	In February 2023, the Company granted 1,300,000 stock options to certain officers, directors, consultants, and employees of the Company at an exercise price of $4.85. These options were granted for a period of five years, vested as follow: 1/3 on date of grant, 1/3 six months from the date of grant, and 1/3 on the first anniversary. The options were valued at $4,689,100 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 2.92%, forfeiture rate of 0%, no annual dividends, expected volatility of 103% and a market price of shares at grant date $4.72.

During the year ended February 28, 2022, the Company granted the following stock options:

•	In May 2021 and in connection with the acquisition of Plateau, the Company issued 1,423,210 replacement stock options with a weighted average exercise price of $2.51 and a fair value of $1,644,993.
•	In June 2021, the Company granted 7,050,000 stock options to certain officers, directors, and consultants of the Company at an exercise price of $2.17. These options were granted for a period of five years, vested as follows: 1/3 on the date of grant, 1/3 six months from the date of grant and 1/3 on the first anniversary. The options were valued at $9,494,940 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 0.97%, forfeiture rate of 0%, no annual dividends, expected volatility of 114% and a grant date market share price at $1.73.
•	In August 2021, the Company granted 500,000 stock options to a consultant of the Company at an exercise price of $1.81. These options were granted for a period of five years, vested as follows: 1/3 on the date of grant, 1/3 six months from the date of grant and 1/3 on the first anniversary. The options were valued at $784,050 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 0.87%, forfeiture rate of 0%, no annual dividends, expected volatility of 113% and a grant date market share price at $1.95.

•	In February 2022, the Company granted 1,750,000 stock options to certain officers, directors, and consultants of the Company at an exercise price of $3.63. These options were granted for a period of five years, vested as follows: 1/3 on the date of grant, 1/3 six months from the date of grant, and 1/3 on the first anniversary. The options were valued at $5,002,025 using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 1.79%, forfeiture rate of 0%, no annual dividends, expected volatility of 110% and a grant date market share price at $3.61.

During the year ended February 28, 2023, the Company recorded share-based compensation of $6,716,937 (2022 – $12,116,607) in relation to stock options.

As at February 28, 2023, the following options were outstanding and exercisable:

Number of options outstanding	Number of options Exercisable	Exercise price	Remaining life	Expiry date
		$	(years)
125,000	125,000	0.35	0.33	June 29, 2023
134,850	134,850	3.93	0.47	August 17, 2023
195,750	195,750	2.24	1.15	April 23, 2024
200,000	200,000	0.25	1.94	February 4, 2025
1,929,167	1,929,167	1.28	2.56	September 17, 2025
63,115	63,115	1.03	2.78	December 9, 2025
5,958,334	5,958,334	2.17	3.28	June 10, 2026
1,573,000	1,573,000	3.63	3.97	February 16, 2027
100,000	50,000	2.74	4.34	June 29, 2027
250,000	125,000	1.91	4.35	July 4, 2027
150,000	37,500	2.14	4.60	October 4, 2027
1,300,000	433,333	4.85	4.93	February 2, 2028
11,979,216	10,825,049

A summary of changes of stock options outstanding is as follows:

	Options	Weighted average exercise price
		$
Balance, February 28, 2021	7,030,000	0.92
Granted	10,723,210	3.09
Exercised	(3,405,098)	1.12
Cancelled	(8,337)	3.02
Balance, February 28, 2022	14,339,775	2.00
Granted	1,800,000	4.10
Exercised	(3,442,589)	1.32
Cancelled/Expired	(717,970)	2.67
Balance, February 28, 2023	11,979,216	2.47

Restricted share units (“RSUs”)

In February 2022, the Company adopted an incentive plan for its directors, officers, and employees, under which it is authorized to grant a maximum of 5% of the Company’s issued shares reserved for issuance for RSU under the incentive plan. Upon vesting, at the Company’s discretion, the holder of an RSU award can receive one common share or the equivalent cash payment based on the market price of the common share on settlement date. The aggregate number of RSUs granted to any one recipient in a 12-month period is limited to 2% of the issued shares of the Company.

In August 2022, the newly adopted incentive plan received approval by the shareholders. The RSU grants described below were subject to such approval.

During the year ended February 28, 2023, the Company granted the following RSUs:

•	In July 2022, the Company granted 225,000 RSUs to a director and a member of senior management of the Company with a fair value of $423,000. The RSUs will vest on July 4, 2024.
•	In October 2022, the Company granted 150,000 RSUs to a director of the Company with a fair value of $336,000. The RSUs will vest on October 4, 2024.
•	In February 2023, the Company granted 2,420,000 RSUs to certain officers and directors of the Company with a fair value of $11,422,400. The RSUs will vest on October 4, 2024

During the year ended February 28, 2022, the Company granted the following RSUs:

•	In February 2022, the Company granted 2,900,000 RSUs to certain officers, directors, consultants, and employees of the Company with a fair value of 10,469,000. The RSUs will vest on February 2, 2025.

During the year ended February 28, 2023, the Company recorded share-based compensation of $5,846,247 (2022 – $172,093) in relation to RSUs.

RSU transactions are summarized as follows:

Number of RSUs
Balance, February 28, 2021	-
Granted	2,900,000
Balance, February 28, 2022	2,900,000
Granted	2,795,000
Balance, February 28, 2023	5,695,000

A summary of the RSUs outstanding at February 28, 2023 is as follows:

Number of RSUs	Remaining life	Vesting Date
	(years)
2,900,000	0.97	February 16, 2024
225,000	1.35	July 4, 2024
150,000	1.60	October 4, 2024
2,420,000	1.93	February 2, 2025
5,695,000

Performance share units (“PSUs”)

In February 2022, the Company adopted an incentive plan for its directors, officers, and employees, under which it is authorized to grant a maximum of 5% of the Company’s issued shares reserved for issuance for PSUs under the incentive plan. Upon vesting, at the Company’s discretion, the holder of a PSU award can receive one common share or the equivalent cash payment based on the market price of the common share on settlement date. The aggregate number of PSUs granted to any one recipient in a 12-month period is limited to 2% of the issued shares of the Company.

In February 2023, the Company issued 2,000,000 PSUs to various directors, officers, employees, and consultants of the Company. These 2,000,000 PSUs will vest upon a change of control or disposition of a controlling interest in one of the Company’s core assets, but will not vest in connection with the contemplated spin-out transaction involving Macusani Uranium Project.

The PSUs are accounted for as equity-settled awards.

During the year ended February 28, 2023, the Company did not record any share-based compensation in connection with PSUs.

PSU transactions are summarized as follows:

Number of PSUs
Balance, February 28, 2021 and 2022	-
Granted	2,000,000
Balance, February 28, 2023	2,000,000